Investments in Associates and Joint Ventures - Summary of Changes in Accumulated Equity Share in Net Earnings (Losses) of Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ (52,764)
Equity share in net earnings (losses) of associates and joint ventures	(428)	₱ (990)	₱ (2,806)
Disposals	175
Balances at end of the year	(52,425)	(52,764)
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(4,711)
Equity share in net earnings (losses) of associates and joint ventures	681	(935)	(2,273)
Balances at end of the year	(6,623)	(4,711)
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(7,304)
Balances at end of the year	(6,970)	(7,304)
Accumulated equity share in net earnings of associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(12,483)	(11,475)
Equity share in net earnings (losses) of associates and joint ventures	(428)	(990)
Disposals	9
Translation and other adjustments	(2)	(18)
Balances at end of the year	(12,904)	(12,483)	₱ (11,475)
Accumulated equity share in net earnings of associates and joint ventures [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	(85)	26
Accumulated equity share in net earnings of associates and joint ventures [Member] | Individually Immaterial Associates and Joint Ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	(544)	(7)
Accumulated equity share in net earnings of associates and joint ventures [Member] | MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	681	(935)
Accumulated equity share in net earnings of associates and joint ventures [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	₱ (480)	₱ (74)